Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income	$ 29,863	$ 21,508	$ 16,089
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	3,247	1,565	1,391
Depreciation and amortization of property and equipment	6,397	4,078	2,896
Amortization of intangible assets	2,023	1,668	823
Loss (gain) on foreign currency exchange forward contracts transfer to statements of operations	578	(52)
Loss (gain) on disposal of property and equipment	(298)	282	219
Allowance for doubtful accounts	685	445	210
Change in fair value of contingent consideration payable for acquisition	(221)	62
Earnings from equity method investment	(151)	(69)	(20)
Gain on re-measurement of fair value of noncontrolling equity investment in connection with business acquisition	(612)
Accrued interest income of available-for-sale investment	(41)
Changes in operating assets and liabilities:
Rental deposits and prepaid rentals	(475)	430	(1,321)
Accounts receivable	(22,156)	(22,446)	(9,580)
Accrued interest income of loan to shareholders			(100)
Prepaid expenses and other current assets	945	(1,063)	(323)
Deferred tax assets-current	(901)	(1,156)	(257)
Deferred income tax assets-non current	(41)
Accounts payable	74	(2,485)	192
Deferred revenue	(1,495)	30
Accrued expenses and other payables	8,810	7,016	4,258
Income tax payable	2,643	2,479	1,470
Deferred income	(270)	757
Deferred income tax liabilities-current			(145)
Prepaid for land use rights	(16,727)	(879)
Deferred income tax liabilities-non current	(323)	(245)	(398)
Net cash provided by operating activities	11,554	11,925	15,404
Cash flows from investing activities:
Purchase of property and equipment	(11,680)	(6,416)	(6,144)
Purchase of non-current investment-held-to-maturity securities	(1,560)		(841)
Purchase of current investment-held-to-maturity securities	(15,213)	(12,104)
Proceeds from maturity of investments	13,648
Purchase of long-term investment	(200)
Purchase of available-for-sale	(661)
Repayments from shareholders for loans advanced			3,579
Consideration paid for business acquisitions (net of cash acquired of $891, $1,730 and $824 in 2008, 2009 and 2010, respectively)	(127)	(3,462)	(6,738)
Proceeds from disposal of property and equipment	501	34	15
Purchase of term deposit		(10,000)	(1,463)
Cash received upon maturity of term deposit	5,000	1,465	1,464
Restricted cash	(659)
Payment for settlement of foreign currency forward exchange contracts	(388)
Net cash used in investing activities	(11,339)	(30,483)	(10,128)
Cash flows from financing activities:
Proceeds from exercise of options	5,011	3,625	302
Repayments of loans assumed in business acquisitions		(2,386)	(200)
Payment for issuance costs in connection with upon initial public offering			(1,054)
Repurchase of ordinary shares		(13)	(2,020)
Proceeds from issuance of ordinary shares upon share offering in 2009		3,624
Payment for issuance costs in connection with share offering in 2009	(220)	(712)
Proceeds from issuance in connection with share offering in 2010	89,816
Payment for issuance costs of ordinary shares upon share offering in 2010	(507)
Consideration paid for business acquisitions	(814)
Proceeds from short-term bank loan	2,939		1,463
Repayments of short-term bank loan		(1,465)	(1,317)
Net cash (used in) provided by financing activities	96,225	2,673	(2,826)
Effect of exchange rate changes	768	(21)	678
Net increase (decrease) in cash and cash equivalents	96,440	(15,885)	2,450
Cash and cash equivalents at beginning of year	64,057	79,963	76,835
Cash and cash equivalents at end of year	161,265	64,057	79,963
Supplemental disclosures of cash flow information
Income tax paid	1,331	1,055	343
Interest paid	79	80	96
Acquisition of businesses:
Ordinary shares issued and to be issued	1,616	549	2,701
Outstanding consideration payable for acquisitions during the year	1,633	8,187	3,106
Change in payable for purchase of property and equipment	(510)	1,233	181
Non-cash financing activities:
Accrued issuance costs related to offerings	$ 127	$ 264